Commitments and Contingencies - Pledged Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans and leases (including $15 and $18 at fair value, respectively)	$ 312,061	$ 325,991
Asset Pledged as Collateral
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Securities, fair value	41,270	38,012
Federal Reserve Bank Advances [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	55,252	49,250
Federal Reserve Bank Advances [Member] | Asset Pledged as Collateral
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans and leases (including $15 and $18 at fair value, respectively)	73,898	71,234
FHLB Advances
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	24,712	20,770
FHLB Advances | Asset Pledged as Collateral
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans and leases (including $15 and $18 at fair value, respectively)	$ 67,748	$ 68,988